Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest paid	€ 40.8	€ 48.8	€ 70.9	€ 0.0
Payments for the settlement of derivative instruments	€ (4.3)	(1.6)	4.0	€ 0.0
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		1,446.8
Cash inflow		1,470.5
Cash outflow		(1,469.5)
Interest accretion		0.0
Exchange movement		(55.7)
Fair value changes		0.0
Other non-cash adjustments		6.3
Closing balance		1,398.4	1,446.8
Total finance lease obligations (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		1.6
Cash inflow		0.0
Cash outflow		(1.6)
Interest accretion		0.0
Exchange movement		0.0
Fair value changes		0.0
Other non-cash adjustments		0.0
Closing balance		0.0	1.6
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		1.7
Cash inflow		0.0
Cash outflow		(53.3)
Interest accretion		54.0
Exchange movement		0.7
Fair value changes		0.0
Other non-cash adjustments		0.0
Closing balance		3.1	1.7
Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		0.3
Cash inflow		3.9
Cash outflow		0.0
Interest accretion		0.0
Exchange movement		0.0
Fair value changes		(3.5)
Other non-cash adjustments		0.0
Closing balance		0.7	0.3
Cross currency interest rate swap
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest paid		4.5
Payments for the settlement of derivative instruments		2.3
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		0.0
Cash inflow		4.5
Cash outflow		(2.3)
Interest accretion		0.0
Exchange movement		0.0
Fair value changes		40.6
Other non-cash adjustments		0.0
Closing balance		€ 42.8	€ 0.0